MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Investments [Abstract]
Schedule of Long-term Investments	Long-term investments consist of:

	December 31,
	2015	2014
	(In thousands)
Cost method investments	$55,569	$55,569
Long-term marketable equity security	—	7,410
Total long-term investments	$55,569	$62,979